Equity - Schedule of changes in share of associates, joint ventures and other reserves (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [table]
Opening balance	€ 2,342	€ 4,013
Closing balance	(540)	2,342	€ 4,013
Share of associates, joint ventures and other reserves [Member]
Disclosure of reserves within equity [table]
Opening balance	3,246	3,189	2,940
Result for the year	191	94	180
Transfer to/from retained earnings	(21)	(37)	69
Closing balance	€ 3,416	€ 3,246	€ 3,189